Offerings - Offering: 1	Jul. 28, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	60,674,098
Proposed Maximum Offering Price per Unit | $ / shares	39.88
Maximum Aggregate Offering Price	$ 2,419,683,028.24
Fee Rate	0.01531%
Amount of Registration Fee	$ 370,453.48
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Company’s common stock, par value $0.0001 (“Common Stock”) that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of common stock.The 60,674,098 shares of Common Stock consist of (i) 45,113,714 shares of the Common Stock issued to the investors of the PIPE Offering, (ii) 11,006,444 shares of Common Stock issuable upon the exercise of pre-funded warrants to purchase shares of Common Stock with an exercise price per share equal to $0.0001, (iii) 3,192,620 shares of Common Stock issuable upon exercise of strategic advisor warrants to purchase shares of Common Stock with an exercise price per share equal to $5.40, (iv) 1,231,945 shares of Common Stock issuable upon exercise of placement agent warrants to purchase shares of Common Stock with an exercise price per share equal to $5.40, and (v) 129,375 shares of Common Stock issuable upon exercise of the Representative’s Warrants with an exercise price per share equal to $10.00.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(g) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices per share of Common Stock of Bitmine Immersion Technologies, Inc. as reported on the New York Stock Exchange American on July 22, 2025.